Commitments and Contingencies - Schedule of Maturities Minimum Lease Payments Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2018	$ 18
2019	19
2020	22
Total	59
Less: Current portion	(20)	$ (27)
Investment in lease, noncurrent	$ 39